Statements of Changes in Stockholders' Deficit - Broad Capital Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Deficit [Member]
Balance at Dec. 31, 2021	$ 3	$ 24,997	$ (20,095)	$ 4,905
Balance, shares at Dec. 31, 2021	2,875,000
Remeasurement of common stock subject to redemption -			(1,355,432)	(1,355,432)
Net loss			(433,615)	(433,615)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,680
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Common Stock subject to possible redemption	$ (10)	(102,606,587)		(102,606,597)
Class A Ordinary Shares subject to possible redemption, shares	(10,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Accretion of Redeemable Shares		2,484,324	(2,484,324)
Balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust			(1,112,177)	(1,112,177)
Remeasurement of common stock subject to redemption -			(28,210)	(28,210)
Net loss			(652,296)	(652,296)
Balance at Mar. 31, 2023	3		(6,086,149)	(6,086,146)
Balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust			(2,903,628)	(2,903,628)
Remeasurement of common stock subject to redemption -			(1,445,619)	(1,445,619)
Excise tax			(584,031)	(584,031)
Net loss			(513,919)	(513,919)
Balance at Dec. 31, 2023	$ 3		(9,740,663)	(9,740,660)
Balance, shares at Dec. 31, 2023	2,990,897
Additional amount deposited into trust			(180,000)	(180,000)
Remeasurement of common stock subject to redemption -			319,072	319,072
Excise tax			(311,873)	(311,873)
Net loss			(533,432)	(533,432)
Balance at Mar. 31, 2024	$ 3		$ (10,446,896)	$ (10,446,893)
Balance, shares at Mar. 31, 2024	2,990,897